Note 5 - Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 415,375	$ 506,685	$ 612,736
Depreciation expense within cost of goods sold	0	882	2,352
Write-down of long lived assets	$ 0	$ 0	$ 0